Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Schedule Providing Components of Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

The following table provides the components of costs associated with acquisitions and cost-reduction/productivity initiatives:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2019	2018	2017
Restructuring charges/(credits):
Employee terminations	$239	$459	$(181)
Asset impairments(a)	81	290	190
Exit costs	53	33	21
Restructuring charges(b)	373	782	30
Transaction costs(c)	63	1	4
Integration costs and other(d)	311	260	317
Restructuring charges and certain acquisition-related costs	747	1,044	351
Net periodic benefit costs recorded in Other (income)/deductions––net(e)	23	146	136
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows(f):
Cost of sales	27	48	91
Selling, informational and administrative expenses	3	2	—
Research and development expenses	8	—	—
Total additional depreciation––asset restructuring	38	50	91
Implementation costs recorded in our consolidated statements of income as follows(g):
Cost of sales	63	83	118
Selling, informational and administrative expenses	73	72	71
Research and development expenses	22	39	38
Total implementation costs	158	194	227
Total costs associated with acquisitions and cost-reduction/productivity initiatives	$967	$1,434	$805

(a)
The asset impairment charges for 2018 are largely associated with cost reduction initiatives not associated with acquisitions. The asset impairment charges for 2017 are largely associated with our acquisitions of Hospira and Medivation. The asset impairment charges included in restructuring charges for 2017 are primarily associated with abandoned assets. See (b) below for additional information.

(b)
In 2019, restructuring charges mainly represent employee termination costs associated with cost-reduction and productivity initiatives, partially offset by the reversal of certain accruals related to our acquisition of Wyeth upon the effective favorable settlement of a U.S. IRS audit for multiple tax years (see Note 5B). In 2018, restructuring charges were primarily related to employee termination costs and asset write downs. The employee termination costs for 2019 and 2018 were primarily associated with our improvements to operational effectiveness as part of the realignment of our organizational structure, and for 2019, also includes employee termination costs associated with the Transforming to a More Focused Company initiative. In 2017, restructuring charges were primarily associated with our acquisitions of Hospira and Medivation, partially offset by credits associated with cost-reduction and productivity initiatives not associated with acquisitions that mostly related to the reversal of previously recorded accruals for employee termination costs resulting from revisions of our severance benefit estimates. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.

The restructuring activities in 2019 are associated with the following:

•	Biopharma ($118 million charge); Upjohn ($75 million charge); and Other ($180 million charge).
At the beginning of fiscal 2019, we revised our operating segments and are unable to directly associate 2018 and 2017 restructuring charges with the new individual segments.
The restructuring activities for 2018 are associated with the following:

•	Total reportable segments ($207 million charge); and Other ($575 million charge).
The restructuring activities for 2017 are associated with the following:

•	Total reportable segments ($89 million credit); and Other ($119 million charge).

(c)
Transaction costs represent external costs for banking, legal, accounting and other similar services. In 2019, transaction costs relate to our acquisition of Array. In 2017, transaction costs were directly related to our acquisitions of Hospira, Anacor and Medivation.

(d)
Integration costs and other represent external, incremental costs directly related to integrating acquired businesses, such as expenditures for consulting and the integration of systems and processes, and certain other qualifying costs. In 2019, integration costs and other mainly related to our acquisitions of Array (including $157 million in payments to Array employees for the fair value of previously unvested stock options that was recognized as post-closing compensation expense (see Note 2A)) and Hospira. In 2018, integration costs and other mostly related to our acquisition of Hospira. In 2017, integration costs primarily related to our acquisitions of Hospira and Medivation, as well as a net gain of $12 million related to the settlement of the Hospira U.S. qualified defined benefit pension plan (see Note 11).

(e)
In 2018, primarily represents the net pension curtailments and settlements included in Other (income)/deductions––net upon the adoption of a new accounting standard in the first quarter of 2018. In 2017, mainly represents the net pension curtailments and settlements, partially offset by net periodic benefit credits, excluding service costs, related to our acquisition of Hospira, both of which were reclassified to Other (income)/deductions––net as a result of the retrospective adoption of a new accounting standard in the first quarter of 2018. These credits included a net settlement gain, partially offset by accelerated amortization of actuarial losses and prior service costs upon the settlement of the remaining obligation associated with the Hospira U.S. qualified defined benefit pension plan. For additional information, see Note 11.

(f)	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.
(g)
Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.

Schedule of Restructuring Reserve by Type of Cost

The following table provides the components of and changes in our restructuring accruals:
(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges	Exit Costs	Accrual
Balance, January 1, 2018	$1,039	$—	$66	$1,105
Provision	459	290	33	782
Utilization and other(a)	(295)	(290)	(51)	(636)
Balance, December 31, 2018(b)	1,203	—	49	1,252
Provision(c)	239	81	53	373
Utilization and other(a)	(555)	(81)	(55)	(691)
Balance, December 31, 2019(d)	$887	$—	$46	$933

(a)	Includes adjustments for foreign currency translation.

(b)	Included in Other current liabilities ($823 million) and Other noncurrent liabilities ($428 million).

(c)
Includes the reversal of certain accruals related to our acquisition of Wyeth upon the effective favorable settlement of a U.S. IRS audit for multiple tax years. See Note 5D for additional information.

(d)
Included in Other current liabilities ($714 million) and Other noncurrent liabilities ($219 million).